Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:	June 30, 2025	December 31, 2024
Vehicles	$354,267	$354,267
Building and leasehold land	1,792,352	1,792,352
Plant and machinery	807,648	807,648
Computer and accessories	3,970	1,010
Total Property, plant and equipment	2,958,237	2,955,277
Less: accumulated depreciation	(59,761)	(41,768)
Property, plant and equipment, net	$2,898,476	$2,913,509

During the six months ended June 30, 2025 and 2024, there was depreciation of $17,977 and $0, respectively.